Accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable, Current [Abstract]
Schedule of accounts payable	Accounts payable consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)
Vendor payable	131,421	157,147
Shipping charges payable and others	34,746	35,713

Total	166,167	192,860

Schedule of movement in the accounts payable
The movements in the
accounts payable
under supply chain financing arrangements are as follows
, among which, RMB21,303 million and RMB15,233 million were due to JD Technology as of December 31, 2023 and 2024, respectively.

For the year ended December 31,
2024
(RMB in millions)
Balance at beginning of the year	21,316
Additions	144,047
Payments	(150,069)

Balance at end of the year	15,294